OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contracts Receivable, Claims and Uncertain Amounts	$ 9,690	$ 5,857
Other Receivables from Broker-Dealers and Clearing Organizations	3,733	3,518
Other Receivables	17,068	17,294
Allowance for doubtful accounts	5,795	5,998	$ 6,170	$ 1,678
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	3,645	7,919
Total Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 0